Fees Summary	Oct. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0
Total Fee Amount	0
Net Fee	$ 0
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A